CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 7,581	$ 21,987
Short-term bank deposits	15,340	17,042
Marketable securities	19,594	6,009
Accounts receivable, net:
Trade	10,038	14,956
Other	2,027	2,358
Inventories	26,331	21,815
TOTAL CURRENT ASSETS	80,911	84,167
NON-CURRENT ASSETS:
Investment in equity investee	1,715	1,499
Marketable securities	33,152	31,360
Funds in respect of retirement benefits obligation	1,136	1,076
Intangibles, long-term deposits and other	1,027	1,116
PROPERTY, PLANT AND EQUIPMENT:
Cost	42,673	40,796
Less - accumulated depreciation and amortization	13,665	11,088
Net	29,008	29,708
TOTAL ASSETS	146,949	148,926
Accounts payable and accruals:
Trade	5,126	5,529
Other	3,803	5,427
TOTAL CURRENT LIABILITIES	8,929	10,956
LONG TERM LIABILITY -
Retirement benefits obligation	1,420	1,253
COMMITMENTS AND CONTINGENCIES (Note 8)
TOTAL LIABILITIES	10,349	12,209
SHAREHOLDERS' EQUITY:
Ordinary shares	58	58
Additional paid-in capital	127,014	124,243
Accumulated other comprehensive loss	(436)	(471)
Retained earnings	9,964	12,887
TOTAL SHAREHOLDERS' EQUITY	136,600	136,717
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 146,949	$ 148,926